Financial Instruments - Summary of contractual maturities of financial liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Non-derivative financial liabilities:
Trade and other payables	¥ 460,881	¥ 482,596
Accruals	56,795	52,775
Short-term borrowings	96,976	80,634
Commercial papers		30,000
Long-term borrowings	223,248	236,731
Bonds	199,596	199,441
Lease liabilities	155,599	5,713
Finance lease obligations		5,713
Forward Exchange Contracts	1,058	1,064
Trade and other payables	460,881	482,596
Accruals	56,795	52,775
Short-term borrowings	99,474	82,602
Commercial papers		30,000
Long-term borrowings	332,170	347,092
Bonds	202,242	203,186
Lease liabilities	162,261
Finance lease obligations		5,827
Derivative financial liabilities:
Forward exchange contracts	1,058	1,064
Total	1,194,153	1,088,954
Total	1,314,881	1,205,142
Within one year [member]
Non-derivative financial liabilities:
Trade and other payables	460,881	482,596
Accruals	56,795	52,775
Short-term borrowings	99,474	82,602
Commercial papers		30,000
Long-term borrowings	6,051	50,206
Bonds	55,631	706
Lease liabilities	49,777
Finance lease obligations		1,715
Derivative financial liabilities:
Forward exchange contracts	828	511
Total	729,437	701,111
Between one and two years [member]
Non-derivative financial liabilities:
Long-term borrowings	6,741	6,234
Bonds	555	55,631
Lease liabilities	38,093
Finance lease obligations		1,839
Derivative financial liabilities:
Forward exchange contracts	210	445
Total	45,599	64,149
Between two and three years [member]
Non-derivative financial liabilities:
Long-term borrowings	44,501	7,539
Bonds	55,438	555
Lease liabilities	29,729
Finance lease obligations		1,038
Derivative financial liabilities:
Forward exchange contracts	5	60
Total	129,673	9,192
Between three and four years [member]
Non-derivative financial liabilities:
Long-term borrowings	43,678	10,306
Bonds	30,283	55,449
Lease liabilities	17,464
Finance lease obligations		781
Derivative financial liabilities:
Forward exchange contracts	9	18
Total	91,434	66,554
Between four and five years [member]
Non-derivative financial liabilities:
Long-term borrowings	3,864	43,618
Bonds	25,199	30,283
Lease liabilities	12,348
Finance lease obligations		370
Derivative financial liabilities:
Forward exchange contracts	6	20
Total	41,417	74,291
More than five years [member]
Non-derivative financial liabilities:
Long-term borrowings	227,335	229,189
Bonds	35,136	60,562
Lease liabilities	14,850
Finance lease obligations		84
Derivative financial liabilities:
Forward exchange contracts		10
Total	¥ 277,321	¥ 289,845